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
(Do not use this space)                       UNITED STATES                       ----------------------------
----------------------------        SECURITIES AND EXCHANGE COMMISSION                   OMB APPROVAL
                                         WASHINGTON, D.C. 20549                   ----------------------------
                                                                                  OMB Number:       3235-0230
                                                                                  Expires:       May 31, 2000
                                              FORM N-23C-1                        Estimated average burden
                                                                                  hours per response.....1.00
                                                                                  ----------------------------
----------------------------

                                    STATEMENT BY REGISTERED CLOSED-END
                            INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
                       SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

 (See rules and instructions on back of this form. If acknowledgement is desired, file this form with the Commission in triplicate.)

             REPORT FOR CALENDAR MONTH ENDING        November 30, 2000
                                                ----------------------------

    -----------------------------------------------------------------------------------------
                          (Name of registered closed-end investment company)
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
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                                                                     Approximate Asset
  Date of                            Number of       Price          Value of Approximate      Name of Seller
   Each         Identification        Shares          Per         Asset Coverage Per Share        or of
Transaction      of Security         Purchased       Share          at Time of Purchase       Seller's Broker
--------------------------------------------------------------------------------------------------------------
Nov. 21,       The New America          400         $25,000               $51,801             Lehman Brothers
 2000          High Income
               Fund Inc. Auction
               Term Preferred
               Stock Series C

Nov. 28,       The New America          400         $25,000               $52,700             Lehman Brothers
 2000          High Income
               Fund Inc. Auction
               Term Preferred
               Stock Series A







--------------------------------------------------------------------------------------------------------------
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
REMARKS:                                                          The New America High Income Fund Inc.
                                                               -------------------------------------------
                                                                           Name of Registrant


                                                           By     Ellen E. Terry
                                                               -------------------------------------------
                                                                                (Name)

Date of Statement:    December 5, 2000                            Vice President
                    -------------------------------            -------------------------------------------
                                                                                (Title)

                   POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION
                   CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM
                   DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.                          SEC 1580 (5-97)
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